UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2002
                                                      ------------------
        Check here if Amendment [ ]; Amendment Number:
                                                      ------------------

                        This Amendment (Check only one.):
                              [ ] is a restatement.
                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:            Harrold J. McComas
Address          c/o Foley & Lardner
                 777 East Wisconsin Avenue
                 Milwaukee, Wisconsin 53202

Form 13F File Number:  28-4363
                       -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Harrold J. McComas
Title:           n/a
Phone:           (414) 297-5748

Signature, Place, and Date of Signing:

/s/ Harrold J. McComas          Milwaukee, Wisconsin            February 7, 2003
----------------------      ----------------------------        ----------------
     [Signature]                    [City, State]                    [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|X| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number                 Name
    --------------------                 ----
    28-3097                              Bank One Wisconsin Trust Company, N.A.
    28-2903                              Campbell Newman Asset Management, Inc.
    28-1526                              Fiduciary Management, Inc.
    28-6687                              U.S. Bancorp Asset Management, Inc.
    28-0274                              M&I Investment Management Corp.
    28-6695                              Northstar Capital Management, Inc.
    28-0290                              Northern Trust Corporation
    28-2353                              Scudder Kemper Investments
    28-1823                              Stein Roe & Farnham

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                                --------------------

Form 13F Information Table Entry Total:         26

Form 13F Information Table Value Total:         $ 58,521
                                                --------
                                                      (thousands)

List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                     Form 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
    Column 1         Column 2       Column 3     Column 4            Column 5          Column 6    Column 7         COLUMN 8
----------------- -------------- ------------- ----------- ------------------------- ------------ ---------- -----------------------
                                                  Value     Shrs or            Put/   Investment     Other       Voting authority
 Name of issuer   Title of class     CUSIP       (x$1000)   prn amt   SH/PRN   Call   Discretion   Managers   Sole    Shared   None
----------------- -------------- ------------- ----------- --------- -------- ------ ------------ ---------- ------ --------- ------
AMERICAN
INTERNATIONAL
GROUP              COM            026874 10 7     983,000    17,000     SH              OTHER                         17,000
----------------- -------------- ------------- ----------- --------- -------- ------ ------------ ---------- ------ --------- ------
BANC ONE CORP      COM            06423A 10 3   1,608,000    43,000     SH              OTHER                         43,000
----------------- -------------- ------------- ----------- --------- -------- ------ ------------ ---------- ------ --------- ------
CITIGROUP, INC.    COM            172967101     1,513,000    44,000     SH              OTHER                         44,000
----------------- -------------- ------------- ----------- --------- -------- ------ ------------ ---------- ------ --------- ------
COCA COLA CO       COM            191216 10 0   3,402,000    77,600     SH              OTHER                         77,600
----------------- -------------- ------------- ----------- --------- -------- ------ ------------ ---------- ------ --------- ------
COLGATE
PALMOLIVE CO       COM            194162 10 3   4,032,000    76,900     SH              OTHER                         76,900
----------------- -------------- ------------- ----------- --------- -------- ------ ------------ ---------- ------ --------- ------
EXXON MOBIL
CORP.              COM            302316 10 2     423,000    11,400                                                   11,400
----------------- -------------- ------------- ----------- --------- -------- ------ ------------ ---------- ------ --------- ------
FEDERAL NATIONAL
MORTGAGE           COM            313586 10 9   2,059,000    32,000     SH              OTHER                         32,000
----------------- -------------- ------------- ----------- --------- -------- ------ ------------ ---------- ------ --------- ------
GENERAL ELEC CO    COM            369604 10 3   6,533,000   268,300     SH              OTHER                        268,300
----------------- -------------- ------------- ----------- --------- -------- ------ ------------ ---------- ------ --------- ------
GILLETTE CO        COM            365766 10 2     959,000    31,600     SH              OTHER                         31,600
----------------- -------------- ------------- ----------- --------- -------- ------ ------------ ---------- ------ --------- ------
J.P.MORGAN
CHASE & CO.        COM            46625H 10 0   1,720,000    71,680     SH              OTHER                         71,680
----------------- -------------- ------------- ----------- --------- -------- ------ ------------ ---------- ------ --------- ------
JOHNSON &
JOHNSON            COM            478160 10 4   5,328,000    99,200     SH              OTHER                         99,200
----------------- -------------- ------------- ----------- --------- -------- ------ ------------ ---------- ------ --------- ------
KIMBERLY
CLARK CORP         COM            494368 10 3   1,709,000    36,000     SH              OTHER                         36,000
----------------- -------------- ------------- ----------- --------- -------- ------ ------------ ---------- ------ --------- ------
LOWES COS          COM            548661 10 7   1,556,000    41,500     SH              OTHER                         41,500
----------------- -------------- ------------- ----------- --------- -------- ------ ------------ ---------- ------ --------- ------
MARSHALL &
ILSLEY CORP        COM            571834 10 0   1,971,000    72,000     SH              OTHER                         72,000
----------------- -------------- ------------- ----------- --------- -------- ------ ------------ ---------- ------ --------- ------
MERCK & CO         COM            589331 10 7   1,415,000    25,000     SH              OTHER                         25,000
----------------- -------------- ------------- ----------- --------- -------- ------ ------------ ---------- ------ --------- ------
NORTHERN TR CORP   COM            665859 10 4   2,874,000    82,000     SH              OTHER                         82,000
----------------- -------------- ------------- ----------- --------- -------- ------ ------------ ---------- ------ --------- ------
PFIZER INC         COM            717081 10 3   4,472,000   146,300     SH              OTHER                        146,300
----------------- -------------- ------------- ----------- --------- -------- ------ ------------ ---------- ------ --------- ------
PROCTER &
GAMBLE CO          COM            742718 10 9   4,039,000    47,000     SH              OTHER                         47,000
----------------- -------------- ------------- ----------- --------- -------- ------ ------------ ---------- ------ --------- ------
ROYAL DUTCH        NEW YORK
PET CO             1.25 GLDR      780257 80 4     528,000    12,000     SH              OTHER
----------------- -------------- ------------- ----------- --------- -------- ------ ------------ ---------- ------ --------- ------
SCHERING PLOUGH
CORP               COM            806605 10 1     222,000    10,000     SH              OTHER                         10,000
----------------- -------------- ------------- ----------- --------- -------- ------ ------------ ---------- ------ --------- ------
3 M COMPANY        COM            88579Y 10 1   2,935,000    23,800     SH              OTHER                         23,800
----------------- -------------- ------------- ----------- --------- -------- ------ ------------ ---------- ------ --------- ------
TRIBUNE CO.        COM            896047 10 7     318,000     7,000     SH              OTHER                          7,000
----------------- -------------- ------------- ----------- --------- -------- ------ ------------ ---------- ------ --------- ------
US BANCORP         COM            902973 30 4   1,867,000    88,000     SH              OTHER                         88,000
----------------- -------------- ------------- ----------- --------- -------- ------ ------------ ---------- ------ --------- ------
UNITED PARCEL
SERVICE            COM            911312 10 6    2,296,000   36,400     SH              OTHER                         36,400
----------------- -------------- ------------- ----------- --------- -------- ------ ------------ ---------- ------ --------- ------
VERIZON COMM       COM            92343V 10 4      659,000   17,000     SH              OTHER                         17,000
----------------- -------------- ------------- ----------- --------- -------- ------ ------------ ---------- ------ --------- ------
WALGREEN CO.       COM            931422 10 9    3,100,000  106,200     SH              OTHER                        106,200
----------------- -------------- ------------- ----------- --------- -------- ------ ------------ ---------- ------ --------- ------